SEVERANCE PAY LIABILITY, NET (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Schedule of Defined Contribution Plans
Contributions in accordance with Section 14 to the Severance Law release the Company from any additional liability to employees for whom said contributions were made. These contributions represent defined contribution plans.

	Year ended December 31,
	2020	2019	2018

Expenses - defined contribution plan	$665	$703	$712